Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Recently Adopted Accounting Pronouncements

     In December 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-28, Intangibles - Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts (ASU 2010-28). ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that an impairment of goodwill exists. In determining whether it is more likely than not that an impairment of goodwill exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The Company adopted ASU 2010-28 effective January 1, 2011. The adoption of this authoritative guidance did not have any impact to the Company's annual impairment test during the first quarter of 2011.

     In January 2010, the FASB issued ASU No. 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurement, that outlines certain new disclosures and clarifies some existing disclosure requirements about fair value measurement as set forth in Accounting Standards Codification Topic 820-10 which became effective and was adopted by the Company on January 1, 2011. The adoption of this authoritative guidance did not have any impact on the Company's consolidated financial statements.

     In October 2009, the FASB issued ASU No. 2009-13, Multiple-Deliverable Revenue Arrangements (ASU 2009-13), which provides amendments that (a) update the criteria for separating consideration in multiple-deliverable arrangements, (b) establish a selling price hierarchy for determining the selling price of a deliverable, and (c) replace the term "fair value" in the revenue allocation guidance with the term "selling price" to clarify that the allocation of revenue is based on entity-specific assumptions. ASU 2009-13 eliminates the residual method of allocating arrangement consideration to deliverables, requires the use of the relative selling price method and requires that a vendor determine its best estimate of selling price in a manner consistent with that used to determine the price to sell the deliverable on a stand-alone basis. ASU 2009-13 requires a vendor to significantly expand the disclosures related to multiple-deliverable revenue arrangements with the objective to provide information about the significant judgments made and changes to those judgments and how the application of the relative selling-price method affects the timing or amount of revenue recognition. ASU 2009-13 was adopted on a prospective basis to revenue arrangements entered into or materially modified on or after January 1, 2011. The adoption of this authoritative guidance did not have any impact on the Company's consolidated financial statements.

Recently Issued But Not Yet Adopted Accounting Pronouncements

     In September 2011, the FASB issued ASU No. 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment (ASU 2011-08), to allow entities to use a qualitative approach to test goodwill for impairment. ASU 2011-08 permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is concluded that this is the case, it is necessary to perform the currently prescribed two-step goodwill impairment test. Otherwise, the two-step goodwill impairment test is not required. ASU 2011-08 is effective for the Company on January 1, 2012 and earlier adoption is permitted. The Company will evaluate performing a qualitative assessment in 2012.

     In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The provisions of ASU 2011-05 provide that an entity that reports items of other comprehensive income has the option to present comprehensive income as (i) a single statement that presents the components of net income and total net income, the components of other comprehensive income and total other comprehensive income and a total for comprehensive income or (ii) in a two-statement approach, whereby an entity must present the components of net income and total net income in the first statement and that statement is immediately followed by a financial statement that presents the components of other comprehensive income, a total for other comprehensive income and a total for comprehensive income. The option in current GAAP that permits the presentation of other comprehensive income in the statement of stockholders' equity has been eliminated. ASU 2011-05 is to be applied retrospectively and early adoption is permitted. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (ASU 2011-12). ASU 2011-12 defers the requirement in ASU 2011-05 to present reclassification adjustments for each component of accumulated other comprehensive income ("AOCI") in both other comprehensive income and net income on the face of the financial statements and the presentation of reclassification adjustments is not required in interim periods. The Company expects to continue to present amounts reclassified out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The effective dates of ASU 2011-12 are consistent with the effective dates of ASU 2011-05, which is effective for the Company on January 1, 2012. The Company has not yet determined which presentation method it will adopt.

     In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRSs (ASU 2011-04). ASU 2011-04 provides amendments to Topic 820 that change the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. ASU 2011-04 is to be applied prospectively and is effective for the Company on January 1, 2012.

Principles of Consolidation

     The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions and balances are eliminated in consolidation.

Revenue Recognition

     Revenue is recognized when persuasive evidence of a sales arrangement exists, delivery occurs or services are rendered, the sales price is fixed or determinable and collectability is reasonably assured. Revenue recognition for each source of the Company's revenue is based on the following policies:

Affiliation Fee

     The Company recognizes affiliation fee revenue from distributors that carry the Company's programming services under multi-year contracts, commonly referred to as "affiliation agreements." The programming services are delivered throughout the terms of the agreements and the Company recognizes revenue as programming is provided.

Advertising

     Advertising revenues are recognized when commercials are aired. In certain advertising sales arrangements, the Company's programming businesses guarantee specified viewer ratings for their programming. For these types of transactions, a portion of such revenue is deferred if the guaranteed viewer ratings are not met and is subsequently recognized either when the Company provides the required additional advertising time, the guarantee obligation contractually expires or performance requirements become remote.

Other Revenue

     Revenue from the licensing of original programming for foreign and digital distribution is recognized upon availability for distribution by the licensee. Revenue from video-on-demand and similar pay-per-view arrangements is recognized as programming is exhibited based on end-customer purchases as reported by the distributor. Revenue derived from other sources is recognized when delivery occurs or the services are rendered.

Multiple-Element Transactions

     If there is objective and reliable evidence of fair value for all elements of accounting in a multiple-element arrangement, the arrangement consideration is allocated to the separate elements of accounting based on relative fair values. There may be cases in which there is objective and reliable evidence of the fair value of undelivered items in an arrangement but no such evidence for the delivered items. In those cases, the Company uses the relative selling price method to allocate the arrangement consideration. Under the relative selling price method, the Company determines its best estimate of selling price in a manner consistent with that used to determine the price to sell the deliverable on a stand-alone basis.

Technical and Operating Expenses

     Costs of revenues, including but not limited to license fees, amortization of program rights, participation and residual costs and programming and production costs, origination, transmission, uplinking and other operating costs, are classified as technical and operating expenses in the consolidated statements of income.

Advertising and Distribution Expenses

     Advertising costs are charged to expense when incurred and are recorded to selling, general and administrative expenses in the consolidated statements of income. Advertising costs were $105,068, $92,184 and $86,728 for the years ended December 31, 2011, 2010, and 2009, respectively. Marketing, distribution and general and administrative costs related to the exploitation of owned original programming are expensed as incurred and are recorded to selling, general and administrative expenses in the consolidated statements of income.

Share-Based Compensation

     The Company measures the cost of employee services received in exchange for an award of equity-based instruments based on the grant date fair value of the portion of awards that are ultimately expected to vest. The cost is recognized in earnings over the period during which an employee is required to provide service in exchange for the award, except for restricted stock units granted to non-employee directors which vest 100%, and are expensed, at the date of grant. For stock appreciation rights ("SARs"), the Company recognizes expense based on the estimated fair value at each reporting period using the Black-Scholes valuation model.

     For periods prior to the Distribution date, Cablevision charged the Company its proportionate share of expenses or benefits related to Cablevision's employee stock plans and Cablevision's long-term incentive plans (see Note 19). Amounts for share-based compensation expense are included in selling, general and administrative expenses in the consolidated statements of income.

See Note 16 for further discussion of the Company's equity plans.

Cash and Cash Equivalents

     The Company's cash investments are placed with money market funds and financial institutions that are investment grade as rated by Standard & Poor's and Moody's Investors Service. The Company selects money market funds that predominantly invest in marketable, direct obligations issued or guaranteed by the U.S. government or its agencies, commercial paper, fully collateralized repurchase agreements, certificates of deposit, and time deposits.

     The Company considers the balance of its investment in funds that substantially hold securities that mature within three months or less from the date the fund purchases these securities to be cash equivalents. The carrying amount of cash and cash equivalents either approximates fair value due to the short-term maturity of these instruments or are at fair value.

Accounts Receivable, Trade

     The Company periodically assesses the adequacy of valuation allowances for uncollectible accounts receivable by evaluating the collectability of outstanding receivables and general factors such as length of time individual receivables are past due, historical collection experience, and the economic and competitive environment.

Program Rights

     Rights to programming, including feature films and episodic series, acquired under license agreements are stated at the lower of amortized cost or net realizable value. Such licensed rights along with the related obligations are recorded at the contract value when a license agreement is executed, unless there is uncertainty with respect to either cost, acceptability or availability. If such uncertainty exists, those rights and obligations are recorded at the earlier of when the uncertainty is resolved or the license period begins. Costs are amortized to technical and operating expense on a straight-line basis over a period not to exceed the respective license periods.

     The Company's owned original programming is primarily produced by independent production companies, with the remainder produced by the Company. Owned original programming costs, including estimated participation and residual costs, qualifying for capitalization as program rights are amortized to technical and operating expense over their estimated useful lives, commencing upon the first airing, based on attributable revenue for airings to date as a percentage of total projected attributable revenue, or ultimate revenue (film-forecast-computation method). Projected program usage is based on the historical performance of similar content. Estimated attributable revenue can change based upon programming market acceptance, levels of affiliation fee revenue and advertising revenue, and program usage. Accordingly, the Company periodically reviews revenue estimates and planned usage and revises its assumptions if necessary, which could impact the timing of amortization expense or result in a write-down to net realizable value. Owned original program rights of $70,727 at December 31, 2011 is included as a component of long-term program rights, net in the consolidated balance sheet. The Company estimates that approximately 92% of unamortized owned original programming costs, as of December 31, 2011, will be amortized within the next three years. The Company expects to amortize $39,379 of unamortized owned original programming costs, during the next twelve months.

     The Company periodically reviews the programming usefulness of its licensed and owned original program rights based on a series of factors, including ratings, type and quality of program material, standards and practices, and fitness for exhibition. If it is determined that film or other program rights have no future programming usefulness, a write-off of the unamortized cost is recorded in technical and operating expense. Program rights write-offs of $18,332, $1,122 and $7,778 were recorded for the years ended December 31, 2011, 2010 and 2009, respectively.

Long-Lived and Indefinite-Lived Assets

     Property and equipment are carried at cost. Equipment under capital leases is recorded at the present value of the total minimum lease payments. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets or, with respect to equipment under capital leases and leasehold improvements, amortized over the shorter of the lease term or the assets' useful lives and reported in depreciation and amortization in the consolidated statements of income.

     Intangible assets established in connection with business acquisitions primarily consist of affiliation agreements and affiliate relationships, advertiser relationships and goodwill. Amortizable intangible assets are amortized on a straight-line basis over their respective estimated useful lives. Goodwill and identifiable intangible assets that have indefinite useful lives are not amortized.

Impairment of Long-Lived and Indefinite Lived Assets

     The Company's long-lived and indefinite-lived assets at December 31, 2011 include property and equipment, net of $63,814, amortizable intangible assets, net of $285,773, identifiable indefinite-lived intangible assets of $19,900 and goodwill of $83,173. These assets accounted for approximately 21% of the Company's consolidated total assets as of December 31, 2011.

     The Company reviews its long-lived assets (property and equipment, and intangible assets subject to amortization that arose from acquisitions) for impairment whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. If the sum of the expected cash flows, undiscounted and without interest, is less than the carrying amount of the asset, an impairment loss is recognized as the amount by which the carrying amount of the asset exceeds its fair value.

     Goodwill and indefinite-lived intangible assets, which represent Sundance Channel trademarks of $19,900, are tested annually for impairment during the first quarter ("annual impairment test date") and upon the occurrence of certain events or substantive changes in circumstances.

     Goodwill impairment is determined using a two-step process. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill utilizing an enterprise-value based premise approach. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of goodwill impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. The implied fair value of goodwill is determined in the same manner as the amount of goodwill that would be recognized in a business combination. For the purpose of evaluating goodwill impairment at the annual impairment test date, the Company had five reporting units, which recognized goodwill. These reporting units are AMC, WE tv, IFC and Sundance Channel, which are included in the National Networks reportable segment, and AMC Networks Broadcasting & Technology, which is included in the International and Other reportable segment.

The goodwill balance as of December 31, 2011 by reporting unit is as follows:

Reporting Unit
AMC	$34,251
WE tv	5,214
IFC	13,582
Sundance Channel	28,930
AMC Networks Broadcasting & Technology	1,196
$83,173

     In assessing the recoverability of the Company's goodwill and other long-lived assets, the Company must make assumptions regarding estimated future cash flows and other factors to determine the fair value of the respective assets. These estimates and assumptions could have a significant impact on whether an impairment charge is recognized and also the magnitude of any such charge. Fair value estimates are made at a specific point in time, based on relevant information. These estimates are subjective in nature and involve uncertainties and matters of significant judgments and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates. Estimates of fair value are primarily determined using discounted cash flows and comparable market transactions. These valuations are based on estimates and assumptions including projected future cash flows, discount rate, and determination of appropriate market comparables and determination of whether a premium or discount should be applied to comparables. These valuations also include assumptions for the projected number of subscribers and the projected average rates per basic and viewing subscribers and growth in fixed price contractual arrangements used to determine affiliation fee revenue, access to program rights and the cost of such program rights, amount of programming time that is advertiser supported, number of advertising spots available and the sell through rates for those spots, average fee per advertising spot, and operating margins, among other assumptions. If these estimates or material related assumptions change in the future, the Company may be required to record impairment charges related to the Company's long-lived assets.

     Based on the Company's annual impairment test during the first quarter of 2011, the Company's reporting units had significant safety margins, representing the excess of the estimated fair value of each reporting unit over its respective carrying value (including goodwill allocated to each respective reporting unit). In order to evaluate the sensitivity of the estimated fair value calculations of the Company's reporting units on the annual impairment calculation for goodwill, the Company applied a hypothetical 30% decrease to the estimated fair values of each reporting unit. This hypothetical decrease would have no impact on the goodwill impairment analysis for any of the Company's reporting units.

       The impairment test for identifiable indefinite-lived intangible assets consists of a comparison of the estimated fair value of the intangible asset with its carrying value. If the carrying value of the indefinite-lived intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

     The Company's indefinite-lived trademark intangible assets relate to the Company's Sundance Channel trademarks, which were valued using a relief-from-royalty method in which the expected benefits are valued by discounting estimated royalty revenue over projected revenues covered by the trademarks. The Sundance Channel related trademarks were recorded in June 2008 when the Company completed transactions which resulted in the 100% acquisition of Sundance Channel L.L.C. Significant judgments inherent in a valuation include the selection of appropriate discount and royalty rates, estimating the amount and timing of estimated future cash flows and identification of appropriate continuing growth rate assumptions. The discount rates used in the analysis are intended to reflect the risk inherent in the projected future cash flows generated by the respective intangible assets.

     Based on the Company's annual impairment test during the first quarter of 2011, the Company's Sundance Channel related trademarks identifiable indefinite-lived intangible assets had significant safety margins, representing the excess of the identifiable indefinite-lived intangible assets estimated fair value over their respective carrying values. In order to evaluate the sensitivity of the fair value calculations of the Company's identifiable indefinite-lived intangible assets, the Company applied a hypothetical 30% decrease to the estimated fair value of the Company's identifiable indefinite-lived intangible assets. This hypothetical decrease in estimated fair value would have resulted in an impairment charge of approximately $400.

Deferred Carriage Fees

     Deferred carriage fees represent amounts principally paid or payable to multichannel video distributors to obtain additional subscribers and/or guarantee carriage of certain programming services and are amortized as a reduction of revenue over the period of the related guarantee arrangement (4 to 13 years).

Deferred Financing Costs

     Costs incurred to obtain debt are deferred and amortized to interest expense using the effective interest rate method over the term of the related debt.

Program Rights Obligations

     Amounts payable subsequent to December 31, 2011 related to program rights obligations included in the consolidated balance sheet are as follows:

Years Ending December 31,

2012	$146,339
2013	139,046
2014	128,543
2015	109,493
2016	64,497
Thereafter	31,111
$619,029

     Off balance sheet program rights obligations at December 31, 2011 that have not yet met the criteria to be recorded in the consolidated balance sheet are $156,982, which are payable: $121,694 in 2012 and $35,288 in 2013.

Foreign Currency Transactions

     The Company distributes programming in certain territories outside of the U.S. Accordingly, it has a limited number of trade receivables denominated in a foreign currency, primarily Canadian dollars. The Company recognized $(130), $(116) and $291 of foreign currency transaction (losses) gains for the years ended December 31, 2011, 2010 and 2009, respectively, related to those receivables denominated in a foreign currency from affiliation agreements with foreign distributors. Such amounts are included in miscellaneous, net in the consolidated statements of income.

Income Taxes

     The Company's provision for income taxes is based on current period income, changes in deferred tax assets and liabilities and estimates with regard to the liability for unrecognized tax benefits resulting from uncertain tax positions. Deferred tax assets are evaluated quarterly for expected future realization and reduced by a valuation allowance to the extent management believes it is more likely than not that a portion will not be realized. The Company provides deferred taxes for the outside basis difference for its investment in partnerships. Interest and penalties, if any, associated with uncertain tax positions are included in income tax expense.

Derivative Financial Instruments

     The Company's derivative financial instruments are recorded as either assets or liabilities in the consolidated balance sheet based on their fair values. The Company's embedded derivative financial instruments are clearly and closely related to the host contracts; therefore, such derivative financial instruments are not accounted for on a stand-alone basis. In 2011, changes in the fair values are reported in earnings or other comprehensive income depending on the use of the derivative and whether it qualifies for hedge accounting. Derivative instruments are designated and accounted for as either a hedge of a recognized asset or liability (fair value hedge) or a hedge of a forecasted transaction (cash flow hedge). Prior to 2011, derivative instruments were not designated as hedges and changes in fair values were recognized in income and included in interest expense in the consolidated statement of income. For derivatives designated as effective cash flow hedges, changes in fair values are recognized in other comprehensive income (loss). Changes in fair values related to fair value hedges as well as the ineffective portion of cash flow hedges are recognized in earnings. Changes in the fair value of the underlying hedged item of a fair value hedge are also recognized in earnings. See Note 10 for a further discussion of the Company's derivative financial instruments.

Commitments and Contingencies

     Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the contingency can be reasonably estimated.

Net Income (Loss) per Share

     The consolidated statements of income present basic and diluted net income (loss) per share. Basic net income (loss) per share ("EPS") is based upon net income (loss) divided by the weighted-average number of shares outstanding during the period. Diluted EPS reflects the dilutive effects of Company stock options (including those held by directors and employees of related parties of the Company) and Company restricted shares (including those held by employees of related parties of the Company).

     For the year ended December 31, 2011, diluted EPS includes the dilutive effect of 510,000 stock options and 938,000 restricted shares. The number of shares used to compute basic and diluted income per share for the years ended December 31, 2010 and 2009 of approximately 69,161,000, represents the number of shares of Company common stock issued to Cablevision shareholders on the Distribution date, and excludes unvested outstanding restricted shares, based on a distribution ratio of one share of AMC Networks common stock for every four shares of Cablevision common stock outstanding. The dilutive effect of the Company's share-based awards that were issued in connection with the adjustment or conversion of Cablevision's share-based awards upon the Distribution (including Cablevision stock options and restricted share awards previously granted prior to the Distribution) and subsequent Company grants, are included in the computation of diluted net income per share in periods subsequent to the Distribution.

     Approximately 192,000 restricted shares have been excluded from the diluted weighted average shares outstanding for the year ended December 31, 2011 since the performance criteria on these awards has not yet been satisfied.

Common Stock of AMC Networks

     Each holder of AMC Networks Class A Common Stock has one vote per share while holders of AMC Networks Class B Common Stock have ten votes per share. AMC Networks Class B shares can be converted to AMC Networks Class A Common Stock at anytime with a conversion ratio of one AMC Networks Class A common share for one AMC Networks Class B common share. The AMC Networks Class A stockholders are entitled to elect 25% of the Company's Board of Directors. AMC Networks Class B stockholders have the right to elect the remaining members of the Company's Board of Directors. In addition, AMC Networks Class B stockholders are parties to an agreement which has the effect of causing the voting power of these AMC Networks Class B stockholders to be cast as a block.

	Shares Outstanding

	Class A Common Stock	Class B Common Stock

Balance at June 30, 2011 (date of Distribution)	57,813,267	13,534,408
Employee and non-employee director stock transactions*	621,437	-
Balance at December 31, 2011	58,434,704	13,534,408

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* Primarily includes issuances of common stock in connection with employee stock option exercises and restricted shares granted to employees, partially offset by shares acquired by the Company in connection with the fulfillment of employees' statutory tax withholding obligations for applicable income and other employment taxes and forfeited employee restricted shares.